INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2024
INCOME TAXES
Schedule of income tax expenses

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Income tax expenses (benefits):
Current	$1	$—
Deferred	—	—
	$1	$—

Schedule of deferred income tax assets and liabilities

	As of December 31,	As of June 30,
	2023	2024
		(unaudited)
Deferred tax assets:
Allowance for expected credit loss	$10,104	$9,916
Net operating loss carry forwards	57,897	34,447
Impairment on equipment	3,691	3,622
Total deferred tax assets	71,692	47,985
Valuation allowance	(71,692)	(47,985)
Total deferred tax assets, net	$—	$—